As filed with the Securities and Exchange Commission on July 18, 2003
                                               Securities Act File No. 2-49007
                                      Investment Company Act File No. 811-2405
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                     ____________________________________
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                          Pre-Effective Amendment No.                   [ ]
                        Post-Effective Amendment No. 43                 [X]
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                  [X]
                               Amendment No. 31                         [X]
                       (Check appropriate box or boxes)
                     ____________________________________

                   Merrill Lynch Balanced Capital Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)
                     ____________________________________
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800
                     ____________________________________

                                TERRY K. GLENN
                   Merrill Lynch Balanced Capital Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                     ____________________________________

                                  Copies to:

                                                     Andrew J. Donohue, Esq.
     SIDLEY AUSTIN BROWN & WOOD LLP                       MERRILL LYNCH
           787 Seventh Avenue                       INVESTMENT MANAGERS, L.P.
      New York, New York 10019-6018                       P.O. Box 9011
  Attention: Thomas R. Smith, Jr., Esq.        Princeton, New Jersey 08543-9011

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                     ____________________________________
It is proposed that this filing will become effective (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b)
     |X| on July 25, 2003 pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1)
     |_| on (date) pursuant to paragraph (a)(1)
     |_| 75 days after filing pursuant to paragraph (a)(2)
     |_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
     |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                     ____________________________________
       Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

===============================================================================

         Parts A, B and C of Post-Effective Amendment No. 42 to the
Registration Statement on Form N-1A of Merrill Lynch Balanced Capital Fund,
Inc. (the "Fund") under the Securities Act of 1933, as amended, (the
"Securities Act") and Amendment No. 30 under the Investment Company Act of
1940, as amended, filed with the Securities and Exchange Commission (the "Commission") on May 20, 2003 (the "Post-Effective Amendment"), are incorporated by reference herein. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment was originally to have gone effective
60 days after filing pursuant to Rule 485(a)(1) under the Securities Act. It is proposed that the Post-Effective Amendment become effective on July 25, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission acting pursuant to Section 8(a) of the Securities Act may determine.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 18th day of July, 2003.

                               MERRILL LYNCH BALANCED CAPITAL FUND, INC.
                                             (Registrant)


                          By:  /s/ Donald C. Burke
                               ------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.


                 Signatures                                 Title                               Date
                 ----------                                 -----                               ----
               TERRY K. GLENN*                      President (Principal
----------------------------------------------      Executive Officer) and
              (Terry K. Glenn)                           Director


               DONALD C. BURKE*                      Vice President and
----------------------------------------------       Treasurer (Principal
              (Donald C. Burke)                    Financial and Accounting
                                                          Officer)


              DONALD W. BURTON*                           Director
----------------------------------------------
             (Donald W. Burton)

               M. COLYER CRUM*                            Director
----------------------------------------------
              (M. Colyer Crum)

            LAURIE SIMON HODRICK*                         Director
----------------------------------------------
           (Laurie Simon Hodrick)

               FRED G. WEISS*                             Director
----------------------------------------------
               (Fred G. Weiss)

                                                          Director
----------------------------------------------
              (David H. Walsh)


*By:   /s/ Donald C. Burke                                                                      July 18, 2003
       ---------------------------------------
        (Donald C. Burke,
         Attorney-in-Fact)


